Convertible Loans (Details) - Schedule of Loan Agreements with Third Parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Convertible loans:
Convertible shares (in Shares)	165,869
Convertible loans	$ 3,754,269
Fumei Shi [Member]
Convertible loans:
Annual Interest Rate	15.00%
Convertible shares (in Shares)	73,719
Maturity (Months)	April, 2023
Convertible loans	$ 1,449,863
Guoqiang Chen [Member]
Convertible loans:
Annual Interest Rate	12.00%
Convertible shares (in Shares)	22,116
Maturity (Months)	May, 2023
Convertible loans	$ 869,918
Sunny Concord International Ltd [Member]
Convertible loans:
Annual Interest Rate	15.00%
Convertible shares (in Shares)	36,860
Maturity (Months)	May, 2023
Convertible loans	$ 782,049
Senbiao Hu [Member]
Convertible loans:
Annual Interest Rate	15.00%
Convertible shares (in Shares)	18,430
Maturity (Months)	April, 2023
Convertible loans	$ 362,466
Jun Xu [Member]
Convertible loans:
Annual Interest Rate	15.00%
Convertible shares (in Shares)	14,744
Maturity (Months)	May, 2023
Convertible loans	$ 289,973